J.P. MORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
December 2, 2019
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Exchange-Traded Fund Trust (the “Trust”),
on behalf of JPMorgan BetaBuilders International Equity ETF (the “Fund”)
File No. 333-191837
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the Fund do not differ from the prospectus and Statement of Additional Information contained in the Post-Effective Amendment No. 241 (Amendment No. 243 under the Investment Company Act of 1940) filed electronically on November 22, 2019.
Please contact the undersigned at 212-648-0152 if you have any questions.
Very truly yours,
/s/ Anthony Geron

Anthony Geron
Assistant Secretary